CAPITAL AND RESERVES	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
CAPITAL AND RESERVES

13. CAPITAL AND RESERVES

Common Shares

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	March 31, 2025	December 31, 2024
Ordinary Shares, Beginning Balance	202,941	183,605
Stock Options Exercised	593	5,379
Release of Restricted Stock Units	1,751	13,820
Warrants Exercised	—	137
Ordinary Shares, Ending Balance	205,285	202,941

Treasury Stock

Treasury Stock, which is stock held by the Trustee, is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	March 31, 2025	December 31, 2024
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	1,263	8,264
Issuance of Treasury Stock	(1,578)	(7,997)
Treasury Stock, Ending Balance	127	442